Schedule of Share-based Payment Arrangement, Option, Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Outstanding, number of options, beginning balance	8,629,000	6,870,150
Outstanding, weighted average exercise price, beginning balance	$ 0.43	$ 0.48
Granted, number of options	1,885,000	2,550,000
Granted, Weighted average exercise price	$ 0.30	$ 0.40
Expired, number of options	(1,988,000)	(506,150)
Expired, weighted average exercise price	$ (0.46)	$ (0.40)
Cancelled, number of options	(460,000)	(285,600)
Cancelled, weighted average exercise price	$ (0.43)	$ (0.48)
Outstanding, number of options, ending balance	8,066,000	8,629,000
Outstanding, weighted average exercise price, ending balance	$ 0.38	$ 0.43